Consolidated Statements of Stockholders' Equity - USD ($)	The 401(k) Plan [Member] Common Stock Outstanding [Member]	The 401(k) Plan [Member] Additional Paid-in Capital [Member]	The 401(k) Plan [Member] Treasury Stock, Common [Member]	The 401(k) Plan [Member] AOCI Attributable to Parent [Member]	The 401(k) Plan [Member] Retained Earnings [Member]	The 401(k) Plan [Member] Noncontrolling Interest [Member]	The 401(k) Plan [Member]	The 2018 Stock Incentive Plan [Member] Common Stock Outstanding [Member]	The 2018 Stock Incentive Plan [Member] Additional Paid-in Capital [Member]	The 2018 Stock Incentive Plan [Member] Treasury Stock, Common [Member]	The 2018 Stock Incentive Plan [Member] AOCI Attributable to Parent [Member]	The 2018 Stock Incentive Plan [Member] Retained Earnings [Member]	The 2018 Stock Incentive Plan [Member] Noncontrolling Interest [Member]	The 2018 Stock Incentive Plan [Member]	The 2008 Stock Option Plan [Member] Common Stock Outstanding [Member]	The 2008 Stock Option Plan [Member] Additional Paid-in Capital [Member]	The 2008 Stock Option Plan [Member] Treasury Stock, Common [Member]	The 2008 Stock Option Plan [Member] AOCI Attributable to Parent [Member]	The 2008 Stock Option Plan [Member] Retained Earnings [Member]	The 2008 Stock Option Plan [Member] Noncontrolling Interest [Member]	The 2008 Stock Option Plan [Member]	Common Stock Outstanding [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2021																						2,011,313
Balance at Dec. 31, 2021																						$ 28,000	$ 15,685,000	$ (4,977,000)	$ 23,000	$ 24,030,000	$ 2,120,000	$ 36,909,000
Contribution of shares to ESOP from Treasury (in shares)																						16,000
Contribution of shares to ESOP from Treasury																							244,000	99,000				343,000
Reissuance of treasury stock (in shares)	4,420							9,123							23,000							105,904
Reissuance of treasury stock		$ 73,000	$ 27,000				$ 100,000		$ (57,000)	$ 57,000						$ 69,000	$ 192,000				$ 261,000		1,724,000	659,000				2,383,000
Treasury stock purchased (in shares)																						(2,147)
Treasury stock purchased																								(49,000)				(49,000)
Stock based compensation expense																							168,000					168,000
Net Income Attributable to Noncontrolling Interest																											2,448,000	2,448,000
Cash dividends declared, per share																										(1,018,000)		(1,018,000)
Noncontrolling interest distribution																											(279,000)	(279,000)
Net income																										7,863,000		7,863,000
Other comprehensive loss, net																									(47,000)			$ (47,000)
Balance (in shares) at Dec. 31, 2022																						2,167,613						2,167,613
Balance at Dec. 31, 2022																						$ 28,000	17,906,000	(3,992,000)	(24,000)	30,875,000	4,289,000	$ 49,082,000
Contribution of shares to ESOP from Treasury (in shares)																						11,320
Contribution of shares to ESOP from Treasury																							77,000	73,000				150,000
Reissuance of treasury stock (in shares)	18,492							9,122							104,403							118,425
Reissuance of treasury stock		$ 169,000	$ 120,000				$ 289,000		$ 57,000	$ 57,000				$ 0		$ 335,000	$ 607,000				$ 942,000	$ 1,000	1,644,000					1,645,000
Treasury stock purchased (in shares)																						(22,327)
Treasury stock purchased																								(433,000)				(433,000)
Stock based compensation expense																							225,000					225,000
Net Income Attributable to Noncontrolling Interest																											(350,000)	(350,000)
Cash dividends declared, per share																										(1,154,000)		(1,154,000)
Noncontrolling interest distribution																											(865,000)	(865,000)
Net income																										2,020,000		2,020,000
Other comprehensive loss, net																									14,000			$ 14,000
Balance (in shares) at Dec. 31, 2023																						2,407,048						2,407,048
Balance at Dec. 31, 2023																						$ 29,000	$ 20,299,000	$ (3,568,000)	$ (10,000)	$ 31,741,000	$ 3,074,000	$ 51,565,000